                      METROPOLITAN LIFE INSURANCE COMPANY

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY SEVEN

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
              PROSPECTUS DATED NOVEMBER 3, 2003 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated November 3, 2003 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract Values on a variable basis. These Contracts provide for ANNUITY PAYMENTS on a fixed basis, a variable basis or a combination fixed and variable basis.

The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX:

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:


             AIM VARIABLE INSURANCE      METROPOLITAN SERIES FUND
               FUNDS (INVESCO VARIABLE     -- CLASS A
               INSURANCE FUNDS) --
               SERIES I

               Invesco V.I.                BlackRock Money Market
                Diversified Income Fund     Portfolio

                                           Western Asset
                                            Management U.S.
                                            Government Portfolio

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN:

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:


             AIM VARIABLE INSURANCE     MET INVESTORS SERIES
               FUNDS (INVESCO VARIABLE    TRUST -- CLASS A
               INSURANCE FUNDS) --
               SERIES I

               Invesco V.I. Core          RCM Technology Portfolio
                Equity Fund

               Invesco V.I.
                International Growth
                Fund

The AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I American Franchise Fund -- Series I (formerly the Invesco V.I. Capital Appreciation Fund -- Series I) in Security Equity Separate Account Twenty Seven is no longer available as an investment choice under your Contract and is closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of the closing.

On or about April 30, 2012 Invesco V.I. Capital Appreciation Fund -- Series I of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) merged with and into the Invesco Van Kampen V.I. American Franchise Fund -- Series I of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An

                                                              SUPP-SE26&27-2012

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investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
    Annual Contract Fee/1/..................................................... $  50
    Separate Account Annual Expenses (as a percentage of average accumulated value)
        Mortality and Expense Risk Charge/2/...................................  1.25%
        Administrative Expense Charge..........................................  0.15%
                                                                                -----
    Total Separate Account Annual Expenses.....................................  1.40%

-----------
/1/ This fee may be adjusted annually, subject to certain conditions. We will waive this fee if your accumulated value is $20,000 or greater. See "Charges and Deductions."
/2/ For Security Equity Separate Account Twenty-Seven, we are waiving the following amounts of the Mortality and Expense risk charge on the following Investment Division: the amount, if any, equal to the underlying fund expenses that are in excess of 1.20% for the Division investing in the RCM Technology Portfolio -- Class A.

INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2011

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                        DISTRIBUTION           ACQUIRED   TOTAL    CONTRACTUAL   NET TOTAL
                                           AND/OR                FUND    ANNUAL     FEE WAIVER    ANNUAL
                            MANAGEMENT SERVICE(12B-1)  OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT FUND                FEE          FEES      EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
---------------             ---------- -------------- -------- -------- --------- -------------- ---------

AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I

Invesco V.I. Core Equity
  Fund.....................    0.61%         --         0.28%      --     0.89%        0.00%       0.89%

Invesco V.I. Diversified
  Income Fund..............    0.60%         --         0.86%      --     1.46%        0.71%       0.75%

Invesco V.I. International
  Growth Fund..............    0.71%         --         0.32%      --     1.03%        --          1.03%

MET INVESTORS SERIES
  TRUST -- CLASS A

RCM Technology
  Portfolio................    0.88%         --         0.07%      --     0.95%        --          0.95%

METROPOLITAN SERIES
  FUND -- CLASS A

BlackRock Money Market
  Portfolio................    0.33%         --         0.02%      --     0.35%        0.01%       0.34%

Western Asset Management
  U.S. Government
  Portfolio................    0.47%         --         0.02%      --     0.49%        0.01%       0.48%


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The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Investment Funds have agreed to waive fees and/or pay expenses of the Investment Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Investment Fund, but the expenses of the Investment Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Investment Funds provided the information on their expenses, and we have not independently verified the information.

The following table shows the minimum and maximum total operating expenses charged by the Investment Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------

TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.35%   1.46%

INVESTMENT OPTIONS

                                                         INVESTMENT
INVESTMENT FUND               INVESTMENT OBJECTIVE        ADVISER/SUBADVISER
---------------               --------------------        ------------------

AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I

  Invesco V.I. Core           Seeks long-term growth     Invesco Advisers, Inc.
   Equity Fund                 of capital.

  Invesco V.I.                Seeks total return,        Invesco Advisers, Inc.
   Diversified Income Fund     comprised of current
                               income and capital
                               appreciation.

  Invesco V.I.                Seeks long-term growth     Invesco Advisers, Inc.
   International Growth        of capital.
   Fund

MET INVESTORS SERIES
  TRUST -- CLASS A

  RCM Technology Portfolio    Seeks capital              MetLife Advisers, LLC
                               appreciation; no          Subadviser: RCM Capital
                               consideration is given    Management LLC
                               to income.

METROPOLITAN SERIES FUND
  -- CLASS A

  BlackRock Money Market      Seeks a high level of      MetLife Advisers, LLC
   Portfolio                   current income            Subadviser: BlackRock
                               consistent with            Advisors,
                               preservation of           LLC
                               capital.

  Western Asset               Seeks to maximize total    MetLife Advisers, LLC
   Management U.S.             return consistent with    Subadviser: Western
   Government Portfolio        preservation of            Asset
                               capital and               Management Company
                               maintenance of
                               liquidity.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


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HIGHLIGHTS

MARKET TIMING

WE HAVE MODIFIED THE MONITORED PORTFOLIO IN THE MARKET TIMING SECTION IN THE SECOND PARAGRAPH:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (i.e., the Invesco V.I. International Growth Fund which is available with Security Equity Separate Account Twenty Seven--the "Monitored Portfolio") and we monitor transfer activity in this Monitored Portfolio. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolio within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Fund, in a 12-month period there were, (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

WE HAVE MODIFIED THE LAST THREE PARAGRAPHS IN THE MARKET TIMING SECTION:

The Investment Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Funds, we have entered into a written agreement, as required by SEC regulation with each Investment Fund or its principal underwriter that obligates us to provide to the Investment Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Investment Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Investment Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Investment Funds generally are "omnibus orders" from intermediaries, such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants or separate accounts funding variable insurance contracts. The omnibus nature of these orders may limit the Investment Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Funds. If an Investment Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Investment Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of


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their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Investment Fund prospectuses for more details.

FINANCIAL STATEMENTS

WE HAVE REPLACED THE PARAGRAPH IN THIS SECTION WITH THE FOLLOWING:

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.





       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             5 Park Plaza, Suite 1900   Telephone: (800) 848-3854
             Irvine, CA 92614


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